Note 16 - Nature and Extent of Risks Arising from Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk [text block]
(thousands of Canadian dollars)
	2022		2021
	Increase 100 bps	Decrease 100 bps	Increase 100 bps	Decrease 100 bps
Increase (decrease):
Sensitivity of projected net interest income during a 12 month period	$4,304	$(4,261)	$4,147	$(3,220)

Duration difference between assets and liabilities (months)	1.4		2.3